Stock-Based Compensation Expense - Unrecognized Compensation Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Unrecognized compensation expense
Total unrecognized compensation expense at December 31, 2020	$ 397,284
Share-based Payment Arrangement, Option
Unrecognized compensation expense
Options	$ 2,297
Remaining weighted-average recognition period (years)	1 year 9 months 18 days
Market Based RSUs
Unrecognized compensation expense
Market Based RSUs and RSUs	$ 283,035
Remaining weighted-average recognition period (years)	2 years 6 months
RSUs
Unrecognized compensation expense
Market Based RSUs and RSUs	$ 111,952
Remaining weighted-average recognition period (years)	2 years 7 months 6 days